DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	1 Months Ended									12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Sep. 30, 2021	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Aug. 31, 2021	Jun. 30, 2020
Conversion of debt										$ 88,000
Warrants issuance cost											$ 2,900,000
Common shares issued for cash											$ 158,820
Common stock, par value										$ 0.01	$ 0.01
Proceeds from convertible debt											$ 966,425
Conversion fee, values										504,929	624,751
Net Income (Loss) Attributable to Parent										(7,903,093)	5,094,981
Working capital deficit										16,200,000
Business Combination, Contingent Consideration, Liability										2,600,000
Net cash used in operating activities										1,300,000
Autotelic Inc [Member]
Proceeds from related party debt										1,350,000
Vyoung Trieu [Member]
Proceeds from related party debt										$ 50,000
Oncotelic Warrant [Member]
Warrants issued to purchase shares														33,000,000
Purchase of common stock, value														$ 50,000
Common Stock [Member]
Common shares issued for cash											$ 13,000
Number of new shares issued											1,300,000
Convertible notes into common stock, shares										2,050,000
Conversion fee, values	$ 140,000									$ 73,370	$ 87,179
Conversion fee, shares	2,050,000									7,337,248	8,717,856
Peak One Opportunity Fund, L.P [Member]
Number of new shares issued			300,000		300,000
Peak One Opportunity Fund, L.P [Member] | Common Stock [Member]
Number of new shares issued				400,000
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Investment Company, Registration Expense										$ 1,200,000
JH Darbie Placement Agreement [Member]
Debt conversion description		Subsequently, the Company paid JH Darbie an advance of $75,000 for processing the first tranche of the Financing and the balance of their fees of $75,000 in July 2023, when the Financing for both Tranche 1 and Tranche 2 was closed. The issuance of the Units in July 2023 represented the two tranches of the Financing (“Tranche 1 and 2”). Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company is to provide warrant coverage equal to 13% of all of the units sold to JH Darbie. As the Company converted an aggregate of 82 units, JH Darbie was entitled to earn a total of 1,300,000 warrants. Further, in October 2023, the Company entered into a series of subscription agreements with 27 accredited investors which resulted in a conversion of a gross amount of $1.05 million, consisting of 42 notes, under the prior JH Darbie Financing into new debt to the Company.
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Conversion of debt	$ 1,050,000.00	$ 1,000,000.0
Debt conversion description		JH Darbie and the Company are parties to a March 2023 placement agent agreement (“Agreement”) pursuant to which JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
Equity Purchase Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Common shares issued for cash									$ 10,000,000.0
Common stock, par value									$ 0.01
Note Purchase Agreements [Member] | Autotelic Inc [Member]
Debt instrument face amount																$ 698,500
Debt instrumental interest rate																5.00%
Securities Purchase Agreements [Member]
Common stock, par value						$ 0.01	$ 0.01
Debt instrument face amount						$ 250,000	$ 250,000					$ 600,000	$ 250,000
Proceeds from convertible debt						$ 1,250,000	$ 1,250,000
Number of new shares issued					4,025,000
Securities Purchase Agreement [Member]
Debt instrument face amount					$ 340,000					162,000
Securities Purchase Agreement [Member] | Fourth Man LLC [Member]
Convertible debt										$ 127,000
Convertible notes into common stock, shares										1,820,395
Securities Purchase Agreement And Purchase Agreement [Member] | Golden Mountain Partners [Member]
Debt instrument face amount															$ 4,500,000		$ 4,500,000
License Agreement [Member]
Milestone payments								$ 50,000,000
Royalties Percentage										15.00%
Since Inception Date [Member]
Net Income (Loss) Attributable to Parent										$ 33,500,000
Point R merger agreement [Member]
Working capital deficit										$ 1,300,000